Document and Entity Information - shares	6 Months Ended
	Jun. 30, 2017	Aug. 14, 2017
Document and Entity Information
Entity Registrant Name	Cerecor Inc.
Entity Central Index Key	0001534120
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Document Type	10-Q
Document Period End Date	Jun. 30, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	Q2
Amendment Flag	false
Entity Common Stock, Shares Outstanding		26,054,857